Dividends	12 Months Ended
Dec. 31, 2018
Dividends
Dividends

10. Dividends

In September 2016, Juzhou declared a cash dividend on the accumulated undistributed earnings of RMB67,736,687 to all the shareholders of Juzhou. Full amount of the dividend was paid in January 2017.

On February 28, 2017, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD16,172,640 to all the shareholders of Jupai Holdings, and the dividend was paid in March 2017.

In April 2017, Jupeng declared a cash dividend on the accumulated undistributed earnings of RMB5,992,000 to the minority shareholder, and the dividend was paid in May 2017.

On March 12, 2018, Jupai Holdings declared a cash dividend on the accumulated undistributed earnings of USD19,950,975 to all the shareholders of Jupai Holdings, and the dividend was paid in May 2018.